Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0	$ 1	$ 0
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	9,745
Fair value of plan assets at December 31	10,435	9,745
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(2,777)	(2,628)	(2,321)
Prior service credit	62	74	99
Amount recognized in OCI and NCI	(2,715)	(2,554)	(2,222)
Amount recognized in OCI and NCI, net of tax	571	535	503
Amounts recognized in AOCI attributable to Noncontrolling interests	(2,144)	(2,019)	(1,719)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	3,993	4,055
Service cost	76	92	106
Interest cost	15	30	41
Contributions by plan participants	75	69
Benefit payments	(244)	(239)
Benefit obligations of businesses acquired (divested)	0	10
Actuarial (gain) loss	323	6
Plan amendments and other	0	(4)
Exchange rate differences	70	(26)
Benefit obligation at December 31	4,308	3,993	4,055
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	3,879	4,020
Actual return on plan assets	320	(41)
Contributions by employer	91	89
Contributions by plan participants	75	69
Benefit payments	(244)	(239)
Plan assets of businesses acquired (divested)	0	7
Exchange rate differences	68	(26)
Fair value of plan assets at December 31	4,189	3,879	4,020
Funded status-underfunded	(119)	(114)
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	7,429	7,892
Service cost	113	122	122
Interest cost	174	198	208
Contributions by plan participants	19	16
Benefit payments	(404)	(318)
Benefit obligations of businesses acquired (divested)	(21)	60
Actuarial (gain) loss	617	(92)
Plan amendments and other	9	(119)
Exchange rate differences	(58)	(330)
Benefit obligation at December 31	7,878	7,429	7,892
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	5,866	6,514
Actual return on plan assets	689	(184)
Contributions by employer	115	152
Contributions by plan participants	19	16
Benefit payments	(404)	(318)
Plan assets of businesses acquired (divested)	(12)	39
Plan amendments and other	0	(94)
Exchange rate differences	(27)	(259)
Fair value of plan assets at December 31	6,246	5,866	6,514
Funded status-underfunded	(1,632)	(1,563)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	28	30	20
Prior service credit	13	23	27
Amount recognized in OCI and NCI	41	53	47
Amounts recognized in AOCI attributable to Noncontrolling interests	41	53	47
Other postretirement benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	120	132
Service cost	1	1	1
Interest cost	4	4	5
Benefit payments	(10)	(11)
Benefit obligations of businesses acquired (divested)	0	8
Actuarial (gain) loss	(1)	(12)
Plan amendments and other	(5)	0
Exchange rate differences	1	(2)
Benefit obligation at December 31	110	120	$ 132
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	10	11
Benefit payments	(10)	(11)
Funded status-underfunded	$ (110)	$ (120)